NOTES PAYABLE - BANKS (Narrative) (Details) - Line of Credit Europe [Member] - Sweden [Member] kr in Thousands, $ in Thousands	Jun. 30, 2023 SEK (kr)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	kr 4,000	$ 368
Debt instrument, effective interest rate	2.80%	2.80%
Credit facility, amount outstanding	kr 1,904	$ 175	kr 1,196	$ 115